Trade receivables and other current assets (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Break Down of Trade Receivables

	As of
(in thousands of euros)	June 30, 2023	December 31, 2022
Trade receivables	1,090	101
Trade receivables	1,090	101

Disclosure of Break Down of Other Current Assets
Other current assets break down as follows:

	As of
(in thousands of euros)	June 30, 2023	December 31, 2022
Research tax credit receivable	5,488	4,091
VAT receivable	1,437	1,055
Prepaid expenses	2,236	2,981
Other receivables	1,747	2,741
Other current assets	10,909	10,868

Disclosure of Changes in Research Tax Credit Receivables
The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2022	4,091
2023 research tax credit – Nanobiotix S.A. (1)	1,504
2023 research tax credit – Curadigm S.A.S (1)	100
Receipt of 2022 research tax credit - Curadigm S.A.S	(207)
Receivable as of June 30, 2023	5,488
(1) See Note 15 Revenue and other income.